ACQUISITIONS (Details) In Thousands, unless otherwise specified						12 Months Ended								12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Starway CNY installment	Dec. 31, 2012 Starway CNY	Dec. 31, 2012 Starway Minimum	Dec. 31, 2012 Starway Maximum	Dec. 31, 2012 Starway Intangible assets CNY	Dec. 31, 2012 Starway Non-compete agreement CNY	Dec. 31, 2012 Starway Franchise agreements CNY	Dec. 31, 2012 Starway Brand name CNY	Dec. 31, 2012 Starway Within one year CNY
Acquisitions
Percentage of ownership interest acquired						49.00%	51.00%							49.00%
Cash consideration for acquisition						4,210	17,292
Consideration for acquisition						16,460								16,460
Period within which to acquire remaining interest							1 year
Current assets							954
Intangible assets										299	400	7,700	28,600
Property and equipment							667
Goodwill	10,711	64,842	64,180	42,536	41,373		21,491
Current liabilities							(19,430)
Deferred tax liabilities							(9,174)
Noncontrolling interest							(14,215)
Total							17,292
Amortization period of property and equipment								5 years	10 years
Amortization period of intangible assets										5 years	10 years
Payable for business acquisitions						12,250
Number of installments over which remaining cash consideration will be paid						6
Period over which remaining cash consideration will be paid						3 years
Reduction of additional paid-in capital resulting from the difference between the purchase consideration and the related carrying value of the noncontrolling interests acquired						2,514